Share-Based Payments - Summary of Weighted Average Exercise Price of Options (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Brazil [Member] | Ambev [member]
Disclosure of options weighted average exercise price [line items]
Options outstanding at 1 January	$ 4.92	$ 4.26	$ 3.17
Granted during the year	4.66	5.99	5.27
Exercised during the year	1.93	1.76	0.77
Forfeited during the year	4.79	5.41	3.94
Outstanding at the end of December	4.17	4.92	4.26
Exercisable at the end of December	0.58	1.14	1.12
AB inBev [member]
Disclosure of options weighted average exercise price [line items]
Options outstanding at 1 January	98.32	76.25	64.50
Granted during the year	104.77	117.24	104.71
Exercised during the year	44.96	38.94	32.45
Forfeited during the year	113.19	108.26	88.68
Outstanding at the end of December	94.74	98.32	76.25
Exercisable at the end of December	$ 21.40	$ 59.66	$ 40.62